Quarterly Financial Data (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues	$ 786,654	$ 668,146	$ 670,883	$ 754,330	$ 740,433	$ 593,153	$ 560,469	$ 654,737	$ 641,525	$ 539,969	$ 547,748	$ 731,248	$ 2,880,013	$ 2,548,792	$ 2,460,490
Operating income	134,854	39,681	53,338	129,560	135,524	34,988	48,265	124,347	122,903	20,478	33,057	139,036	357,433	343,124	315,474
Net income (loss)	131,160	12,331	21,551	78,294	96,396	10,420	18,121	69,005	65,694	2,907	9,099	75,355	181,652	193,942	153,055
Net income attributable to Southwest Gas Holdings, Inc.	$ 69,304	$ 12,331	$ 21,551	$ 79,091	$ 96,465	$ 10,204	$ 17,864	$ 69,308	$ 65,180	$ 2,472	$ 8,943	$ 75,446	$ 182,277	$ 193,841	$ 152,041
Basic earnings per common share (in USD per share)	$ 1.36	$ 0.25	$ 0.44	$ 1.63	$ 2.00	$ 0.21	$ 0.38	$ 1.46	$ 1.37	$ 0.05	$ 0.19	$ 1.59	$ 3.69	$ 4.04	$ 3.20
Diluted earnings per common share (in USD per share)	$ 1.36	$ 0.25	$ 0.44	$ 1.63	$ 2.00	$ 0.21	$ 0.37	$ 1.45	$ 1.36	$ 0.05	$ 0.19	$ 1.58	$ 3.68	$ 4.04	$ 3.18
Southwest Gas Corporation
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues	$ 370,213	$ 217,523	$ 275,679	$ 494,313	$ 366,485	$ 213,059	$ 260,162	$ 462,602	$ 641,525	$ 539,969	$ 547,748	$ 731,248
Operating income	115,962	3	24,675	141,173	117,885	9,921	32,346	135,922	122,903	20,478	33,057	139,036	$ 281,813	$ 296,074	$ 256,488
Net income (loss)	$ 59,541	$ (13,670)	$ 2,622	$ 90,349	$ 74,382	$ (4,024)	$ 9,522	$ 76,938					138,842	156,818	153,055
Net income attributable to Southwest Gas Holdings, Inc.									65,180	2,472	8,943	75,446	$ 138,842	$ 156,818	$ 152,041
Southwest Gas Corporation | Continuing Operations
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues									340,485	200,179	255,648	525,100
Operating income									100,685	(5,292)	20,210	140,885
Net income attributable to Southwest Gas Holdings, Inc.									51,887	(12,405)	2,358	77,583
Southwest Gas Corporation | Discontinued Operations
Schedule Of Quarterly Financial Information [Line Items]
Operating revenues									301,040	339,790	292,100	206,148
Operating income									22,218	25,770	12,847	(1,849)
Net income attributable to Southwest Gas Holdings, Inc.									$ 13,293	$ 14,877	$ 6,585	$ (2,137)